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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         University Capital Strategies Group, LLC
                 ----------------------------------------
   Address:      #444 - 408 St. Peter Street
                 ----------------------------------------
                 St. Paul, MN  55102
                 ----------------------------------------

Form 13F File Number: 28-11803
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick J. Hess
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   651-251-0380
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Patrick J. Hess          St. Paul, Minnesota     05/12/2008
   -------------------------------    -------------------   -------------
             [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   24
                                        --------------------

Form 13F Information Table Value Total: $             45,333
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                   TITLE                    VALUE          SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER             OF CLASS     CUSIP       (x$1000)  SHRS  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
ALCOA INC                            COM       013817101       613  17,000 SH                             17,000
BLOCKBUSTER INC                     CL B       093679207       635 222,700 SH                            222,700
BEA SYS INC                          COM       073325102     6,152 321,233 SH                            321,233
COMMERCE GROUP INC MASS              COM       200641108     3,328  93,800 SH                             93,800
COLLAGENEX PHARMACEUTICALS I         COM       19419B100       331  20,000 SH                             20,000
CRITICARE SYS INC                    COM       226901106        70  13,000 SH                             13,000
CHIPOTLE MEXICAN GRILL INC          CL B       169656204     5,812  59,866 SH                             59,866
CHOICEPOINT INC                      COM       170388102       952  20,000 SH                             20,000
FIRST CHARTER CORP                   COM       319439105     7,664 286,924 SH                            286,924
GENESCO INC                          COM       371532102       205   8,873 SH                              8,873
GETTY IMAGES INC                     COM       374276103       992  31,000 SH                             31,000
HLTH CORPORATION                     COM       40422Y101       637  66,808 SH                             66,808
HUNTSMAN CORP                        COM       447011107     1,144  48,587 SH                             48,587
PERFORMANCE FOOD GROUP CO            COM       713755106       654  20,000 SH                             20,000
PUGET ENERGY INC NEW                 COM       745310102     1,035  40,000 SH                             40,000
QUINTANA MARITIME LTD                SHS       Y7169G109     1,345  56,794 SH                             56,794
RIVIERA HLDGS CORP                   COM       769627100     1,549  75,179 SH                             75,179
UAP HLDG CORP                        COM       903441103     4,430 115,540 SH                            115,540
US BIOENERGY CORP                    COM       90342V109     2,735 459,453 SH                            459,453
WCI CMNTYS INC                       COM       92923C104        62  18,640 SH                             18,640
WASTE INDUSTRIES USA INC             COM       941057101     4,455 123,244 SH                            123,244
XM SATELLITE RADIO HLDGS INC        CL A       983759101       406  34,919 SH                             34,919
ZAPATA CORP                       COM PAR $    989070602       126  18,100 SH                             18,100